24. EMPLOYEE BENEFITS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits and expenses
Employee benefits	$ 107,725,309	$ 105,363,612	$ 105,530,543
Salaries and wages	75,209,386	72,696,365	73,352,423
Social security	6,060,198	7,258,886	7,462,819
Profit-sharing and bonuses, current	16,267,614	15,410,012	16,247,241
Other personnel expenses	6,448,147	6,118,720	6,137,448
Termination benefits	$ 3,739,964	$ 3,879,629	$ 2,330,612